Ordinary Shares	12 Months Ended
Dec. 31, 2024
Ordinary Shares [Line Items]
ORDINARY SHARES

NOTE 16 — ORDINARY SHARES

We have two authorized classes of ordinary share capital: Class A and Class B ordinary shares (collectively, referred to as Ordinary Shares). As of December 31, 2024 and 2023, we had authorized Class A ordinary shares of 4,000,000,000. We had 143,531,581 and 139,307,224 Class A ordinary shares issued and outstanding, respectively, as of December 31, 2024; and we had 143,531,581 and 137,077,382 Class A ordinary shares issued and outstanding, respectively, as of December 31, 2023. As of December 31, 2024 and 2023, we had authorized Class B ordinary shares of 1,000,000,000 and had no Class B ordinary shares issued or outstanding.

The par value of our Ordinary Shares is $0.0001 per share. Our Class B ordinary shares are reserved for our founders as the Class A ordinary shares held by our founders are automatically convertible into an equal number of Class B ordinary shares immediately upon the completion of a public offering or an alternative listing, including through merger with an existing listed company or a special-purpose acquisition company. With the exception for voting and conversion rights, the Class A and Class B ordinary shares are identical.

Voting Rights

Our Class A ordinary shares are entitled to one vote, and our Class B ordinary shares are entitled to 20 votes. Class A and Class B vote together as one class on all matters requiring a shareholder vote.

Conversion Rights

As mentioned above, our Class A ordinary shares held by our founders are convertible into Class B upon a public offering or alternative listing. Class B ordinary shares may be converted to an equal number of Class A ordinary shares. No other Class A ordinary shares may be converted into Class B ordinary shares. As of December 31, 2024 and 2023, our founders own 112,744,651 of Class A ordinary shares that may convert into an equal amount of Class B ordinary shares in the future.

Dividend Rights

Subject to the rights of our Preferred Shares, the holders of our Ordinary Shares will be entitled to receive ratable dividends, if any, as may be declared from time to time by our board of directors out of funds legally available for the payment of dividends. As of December 31, 2024, we have not declared or paid a dividend.

Right to Receive Liquidation Distributions

If we liquidate, dissolve or wind up, after all liabilities and, if applicable, the holders of our Preferred Shares have been paid in full according to their respective liquidation preference, the holders of our Ordinary Shares will be entitled to share ratably in all remaining assets.

No Preemptive or Similar Rights

The rights, preferences and privileges of the holders of our Ordinary Shares are subject to, and may be adversely affected by, the rights of the holders of our Preferred Shares. Our Ordinary Shares have no preemptive rights or similar rights with respect to a conversion of Preferred Shares, which may result in significant dilution.

Treasury Shares

As of December 31, 2024 and 2023, Webull Partners Limited, our share-award platform entity for certain employees, has been issued a total of 11,466,312 Class A ordinary shares. Of such shares, 7,241,955 and 5,012,112 are accounted for as issued and outstanding as they relate to certain exercises of employee options and vested RSAs as of December 31, 2024 and 2023, respectively. The remaining balance of 4,224,356 as of December 31, 2024 is reserved for future vesting of RSAs and option exercises. We have treated the reserved share amount as issued but not outstanding and presented them as treasury shares in our consolidated statement of financial position and consolidated statement of changes in shareholders’ deficit. The treasury shares have no cost basis.

SK GROWTH OPPORTUNITIES CORPORATION [Member]
Ordinary Shares [Line Items]
ORDINARY SHARES

Note 6—Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit

Preference Shares-The Company is authorized to issue 990,000 preference shares, par value $0.0001 per share. As of December 31, 2024 and 2023, there were no preference shares issued or outstanding.

Class A Ordinary Shares-The Company is authorized to issue 9,000,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of December 31, 2024 and 2023, there were 9,732,960 and 10,056,597, respectively, Class A ordinary shares issued and outstanding, all of which were subject to possible redemption and were classified outside of permanent equity deficit on the balance sheets.

Class B Ordinary Shares-The Company is authorized to issue 999,000,000 Class B ordinary shares with a par value of $0.0001 per share. As of December 31, 2022, there were 5,240,000 Class B ordinary shares issued and outstanding, which amounts have been retroactively restated to reflect the share surrenders of Class B ordinary shares to the Company on February 24, 2022 and May 5, 2022 as discussed in Note 4. Of the 5,750,000 Class B ordinary shares outstanding, up to an aggregate of 750,000 shares was subject to surrender and forfeiture to the extent that the option to purchase additional Units is not exercised in full by the underwriter or is reduced, so that the Founder Shares would represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering. On July 20, 2022, the Company sold an additional 960,000 Units in the Partial Over-Allotment Exercise pursuant to the underwriter’s notice of the partial exercise of the Over-Allotment Option. On August 9, 2022, following the expiration of the remaining Over-Allotment Option, the Sponsor surrendered and forfeited 510,000 Founder Shares. As of December 31, 2024 and 2023, there were 5,240,000 Class B ordinary shares issued and outstanding.

Ordinary shareholders of record are entitled to one vote for each share held on all matters to be voted on by shareholders. Except as described below, holders of the Class A ordinary shares and holders of the Class B ordinary shares will vote together as a single class on all matters submitted to a vote of the Company’s shareholders, except as required by law.

The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of the initial Business Combination or earlier at the option of the holders thereof at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of (i) the total number of ordinary shares issued and outstanding upon completion of the Initial Public Offering, plus (ii) (a) the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued to any seller in the initial Business Combination and any private placement warrants issued to the Sponsor, its affiliates or any member of the management team upon conversion of Working Capital Loans and Extension Loans and (b) any Class A ordinary shares issued to the Sponsor upon conversion of Overfunding Loans. Any conversion of Class B ordinary shares described herein will take effect as a compulsory redemption of Class B ordinary shares and an issuance of Class A ordinary shares as a matter of Cayman Islands law. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one to one.

Warrants-As of December 31, 2024 and 2023, the Company had 10,480,000 Public Warrants and 6,792,000 Private Placement Warrants outstanding. Warrants may only be exercised for a whole number of shares. No fractional Public Warrants will be issued upon separation of the Units and only whole Public Warrants will trade. The Public Warrants will become exercisable 30 days after the completion of a Business Combination, provided that the Company has an effective registration statement under the Securities Act covering the ordinary shares issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act). The Company agreed that as soon as practicable, but in no event later than 15 business days after the closing of the Business Combination, the Company will use its best efforts to file with the SEC a registration statement for the registration, under the Securities Act, of the ordinary shares issuable upon exercise of the Public Warrants and the Private Placement Warrants. The Company will use its best efforts to cause the same to become effective within 60 business days after the closing of the Business Combination and to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the Public Warrants and the Private Placement Warrants in accordance with the provisions of the warrant agreement. Notwithstanding the foregoing, if the Company’s ordinary shares are at the time of any exercise of a warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under the Securities Act, the Company, at its option, may require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement. The Public Warrants and Private Placement Warrants will expire five years after the completion of the Business Combination or earlier upon the Company’s redemption or liquidation.

The warrants have an exercise price of $11.50 per share, subject to adjustments, and will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation. In addition, if (x) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per ordinary share (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the initial shareholders or their affiliates, without taking into account any Founder Shares held by such shareholder) (the “Newly Issued Price”), (y) the proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Class A ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described under “Redemption of Public Warrants” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.

The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Placement Warrants (i) will not be redeemable by the Company, (ii) may not, subject to certain limited exceptions, be transferred, assigned or sold by the holders (and the Class A ordinary shares issuable upon exercise of these warrants may not be transferred, assigned or sold by the holders) until 30 days after the completion of the initial Business Combination, (iii) may be exercised by the holders on a cashless basis and (iv) will be entitled to registration rights.

Redemption of Public Warrants: Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	upon a minimum of 30 days’ prior written notice of redemption, the “30-day redemption period”; and

●	if, and only if, the last reported sale price (the “closing price”) of Class A ordinary shares equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the Public Warrant.

The Company will not redeem the Public Warrants as described above unless an effective registration statement under the Securities Act covering the Class A ordinary shares issuable upon exercise of the warrants is effective and a current prospectus relating to those Class A ordinary shares is available throughout the 30-day redemption period or the Company has elected to require the exercise of the Public Warrants on a “cashless basis”. If the Company calls the Public Warrants for redemption as described above, the Company will have the option to require all holders that wish to exercise such warrants to do so on a “cashless basis.”